Inventory (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Inventory
inventory reserves	$ 803,073		$ 803,073		$ 605,470	$ 154,400
Inventory write off	$ 369,290	$ 107,384	418,030	$ 67,928	$ 1,812,319	$ 118,990
Increased inventory reserve			$ 499,924